TAXES ON INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net operating loss and capital loss carry forward			$ 36,284	$ 36,109
Valuation allowance			(36,284)	(36,109)
Net deferred tax asset
Accumulated operating losses			29,983
Accumulated capital losses			$ 117,553
Corporate taxable income rate			25.00%	26.50%
Forecast [Member]
Corporate taxable income rate	23.00%	24.00%
Israeli corporate tax [Member]
Corporate taxable income rate			25.00%	26.50%	26.50%